Other Receivables (Tables)	6 Months Ended
Jul. 31, 2024
Other Receivables
Schedule of other receivables

	July 31,	January 31,
	2024	2024
Net working capital adjustments receivable from acquisitions	340	—
Other receivables	15,684	12,193
	16,024	12,193